INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rates	26.85%	26.95%
Tax cuts and jobs act, change in tax rate	$ 33,100,000
Current period	53,800,000	$ 21,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	2,113,600,000	1,990,400,000
Deductible temporary differences for which no deferred tax asset is recognised	$ 243,500,000	292,600,000
Deductible temporary differences for which no deferred tax asset is recognised, period	30 years
Accumulated capital losses for which no deferred tax asset is recognised	$ 900,000	900,000
Accumulated other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)	(11,700,000)	7,700,000
Current period	$ 600,000	$ 0